CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Nov. 30, 2017	Nov. 30, 2016	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015
Cash flows used in operating activities
Net loss for the period	$ (578,713)	$ (400,553)	$ (1,929,465)	$ (1,277,249)	$ (1,983,270)
Income loss from discontinued operations				0	48,918
Adjustments to reconcile net loss to net cash used in operating activities:
Stock based compensation	0	27,104	113,044	122,015	256,051
Depreciation and amortization	375	372	1,488	619	0
Inventory write-off	3,546	3,424	68,611	44,040	0
Common shares issued for interest			1,125	0
Research and development				0	73,040
MMJ Joint Venture				0	22,662
Shares issued for services	0	43,760	207,660	79,500	127,300
Warrants issued for services	0	107,803	292,750	32,252	0
Change in working capital:
Accounts and other receivables	(26,630)	82,028	(7,710)	(6,201)	65,620
Inventory	(13,808)	(19,062)	(1,061)	(10,778)	(167,985)
Prepaid expenses and deposit	91,551	(2,032)	(17,817)	26,190	96,834
Accounts payable and accrued liabilities	27,280	898	(40,436)	56,937	(60,480)
Due to related parties	(17,672)	46,621	(238,681)	259,319	20,283
Unearned revenue	(6,250)	8,650	4,583	12,500	0
Net cash used in operating activities	(520,321)	(100,987)	(1,545,909)	(660,856)	(1,501,027)
Cash flows used in investing activities
Investment in Poviva	(70,000)	0
Proceeds from sale of oil and gas property				0	721,806
Patent	(15,715)	(13,684)	(9,699)	(17,008)	(36,989)
Acquisition of equipment			0	(3,094)	0
Net cash used in investing activities	(85,715)	(13,684)	(9,699)	(20,102)	684,817
Cash flows from financing activities
Proceeds from (Payments of) loans/convertible debentures			(50,000)	95,000	(98,742)
Repayment of loan to a related party	0	(4,500)
Proceeds from issuance of equity	282,402	150,008	4,045,536	419,292	471,997
Net cash from financing activities	282,402	145,508	3,995,536	514,292	373,255
Increase (decrease) in cash	(323,634)	30,837	2,439,928	(166,666)	(442,955)
Cash, beginning of period	2,533,337	93,409	93,409	260,075	703,030
Cash, end of period	2,209,703	124,246	2,533,337	93,409	260,075
Supplemental information of cash flows:
Interest paid in cash	0	1,355	4,890	2,250	98,742
Income taxes paid in cash			0	0	0
Shares issued to convert convertible debt			45,000	0
Subscription funds receivable	0	600,000	0	93,500	0
Common shares issued to settle accounts payable	0	17,000
Stock based compensation recognized in prepaid expenses	0	9,537	19,076	38,150	$ 55,317
Shares issued for services in accounts payable and accrued liabilities			$ 17,000	$ 0
Reclassification of NCI to additional paid in capital on acquisition	$ 238,476	$ 0